UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2015 – September 30, 2015

Item 1.  Schedule of Investments.

 ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2015

Shares	Security Description	Value

Common Stock - 97.3%
Australia - 3.4%
44,000	Challenger, Ltd.	$220,509
580	Cochlear, Ltd.	33,981
394,920	Decmil Group, Ltd.	256,405
60,800	Echo Entertainment Group, Ltd.	206,550
39,104	GrainCorp, Ltd., Class A	248,396
9,226	JB Hi-Fi, Ltd.	123,686
14,222	Northern Star Resources, Ltd.	26,653
5,215	Sandfire Resources NL	19,730
100,826	Tassal Group, Ltd.	303,602
		1,439,512
Austria - 1.7%
14,528	BUWOG AG	308,438
3,861	Oesterreichische Post AG	132,362
10,821	Palfinger AG	290,798
		731,598
Belgium - 1.1%
11,752	AGFA-Gevaert NV (a)	42,363
2,534	Cie d'Entreprises CFE	320,666
2,405	Melexis NV	111,095
		474,124
Brazil - 0.4%
110,162	MRV Engenharia e Participacoes SA	172,002

Canada - 4.9%
21,010	CAE, Inc.	222,616
22,550	Canam Group, Inc.	217,474
46,250	Cardinal Energy, Ltd.	308,449
20,430	Finning International, Inc.	299,752
89,540	Precision Drilling Corp.	331,456
85,000	TORC Oil & Gas, Ltd.	357,325
45,770	Whitecap Resources, Inc.	361,495
		2,098,567
Cayman Islands - 0.5%
855,000	Peak Sport Products Co., Ltd.	217,334

Chile - 0.6%
767,375	Ripley Corp SA	253,585

China - 3.2%
80,000	Anhui Expressway Co., Ltd., Class H	65,032
252,000	Beijing Capital International Airport Co., Ltd., Class H	234,440
334,941	China Lesso Group Holdings, Ltd.	269,680
20,000	Dongfeng Motor Group Co., Ltd.	24,903
189,750	Greentown China Holdings, Ltd. (a)	135,884
340,000	KWG Property Holding, Ltd.	222,863
106,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H (a)	40,348
173,000	TravelSky Technology, Ltd.	217,644
130,000	Zhejiang Expressway Co., Ltd., Class H	141,070
		1,351,864
Denmark - 1.8%
1,768	Bavarian Nordic A/S (a)	69,901
24,257	Matas A/S	454,091
4,714	NKT Holding A/S	248,501
		772,493
Faroe Islands - 0.1%
872	Bakkafrost P/F	27,861

France - 2.1%
768	Cegedim SA (a)	30,894
20,424	Derichebourg SA (a)	58,469
4,869	Eurazeo SA	323,717

Shares	Security Description	Value

71,666	EuropaCorp (a)	$304,302
617	Faurecia	19,146
3,520	Saft Groupe SA	115,008
6,237	Technicolor SA	42,951
		894,487
Georgia - 0.7%
11,310	Bank of Georgia Holdings PLC	308,650

Germany - 4.8%
16,515	ADVA Optical Networking SE (a)	176,733
650	Amadeus Fire AG	57,691
10,580	Carl Zeiss Meditec AG	295,493
770	Cewe Stiftung & Co. KGAA	42,809
2,313	CTS Eventim AG & Co. KGaA	85,600
14,770	Deutz AG	49,479
4,722	Duerr AG	331,303
951	Homag Group AG	36,874
2,969	Krones AG	312,182
1,641	Pfeiffer Vacuum Technology AG	189,233
9,160	RHOEN-KLINIKUM AG	259,057
3,594	Stroeer SE	211,359
		2,047,813
Gibraltar - 0.4%
63,044	888 Holdings PLC	157,598

Hong Kong - 5.1%
50,983	China Cord Blood Corp. (a)	306,918
194,000	China Foods, Ltd. (a)	99,127
597,620	Dah Chong Hong Holdings, Ltd.	239,818
1,496,120	EVA Precision Industrial Holdings, Ltd.	291,500
71,000	Far East Consortium International, Ltd.	26,384
32,000	IT, Ltd.	8,341
648,250	Ju Teng International Holdings, Ltd.	319,522
391,000	Lee & Man Paper Manufacturing, Ltd.	197,769
4,393,996	REXLot Holdings, Ltd. (b)	161,018
102,000	Shun Tak Holdings, Ltd.	38,562
92,500	SmarTone Telecommunications Holdings, Ltd.	173,779
353,000	Texwinca Holdings, Ltd.	317,015
		2,179,753
Ireland - 0.9%
14,175	Smurfit Kappa Group PLC	380,298

Italy - 4.1%
48,221	Ansaldo STS SpA	510,803
7,550	Banca Generali SpA	212,681
5,819	Biesse SpA	87,974
10,450	Brembo SpA	404,018
51,000	Cairo Communication SpA	243,450
953	DiaSorin SpA	41,658
42,100	Zignago Vetro SpA	261,086
		1,761,670
Japan - 24.6%
5,500	Adastria Co., Ltd.	327,804
5,500	Alpine Electronics, Inc.	59,830
13,000	Arcs Co., Ltd.	243,821
2,300	BML, Inc.	63,748
31,000	Chiyoda Corp.	210,603
35,000	Chugoku Marine Paints, Ltd.	220,273
1,100	Daikokutenbussan Co., Ltd.	37,594
151,000	DIC Corp.	336,073
5,700	Doutor Nichires Holdings Co., Ltd.	87,093
20,000	EPS Holdings, Inc.	194,890
43,200	FIDEA Holdings Co., Ltd.	86,065

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2015

Shares	Security Description	Value

13,000	Foster Electric Co., Ltd.	$258,017
1,300	Fujimi, Inc.	17,458
24,500	Funai Electric Co., Ltd.	224,853
7,000	Geo Holdings Corp.	111,391
21,900	G-Tekt Corp.	248,455
12,300	Happinet Corp.	119,140
33,300	Hitachi Construction Machinery Co., Ltd.	443,297
60,700	Hitachi Zosen Corp.	313,202
5,500	Hogy Medical Co., Ltd.	251,240
10,800	Icom, Inc.	223,265
10,000	IT Holdings Corp.	225,316
17,000	J-Oil Mills, Inc.	48,606
90,400	JVC Kenwood Corp.	201,199
3,200	Kaga Electronics Co., Ltd.	40,545
1,900	Kato Sangyo Co., Ltd.	40,925
7,600	Komori Corp.	77,733
34,500	Makino Milling Machine Co., Ltd.	214,825
30,000	Marudai Food Co., Ltd.	117,784
3,600	Ministop Co., Ltd.	81,594
185,900	Monex Group, Inc.	454,038
33,700	NET One Systems Co., Ltd.	189,899
2,600	Nichi-iko Pharmaceutical Co., Ltd.	67,945
24,000	Nippon Kayaku Co., Ltd.	248,472
10,500	Nishimatsuya Chain Co., Ltd.	96,891
7,600	Nissha Printing Co., Ltd.	144,252
6,100	Nitto Kogyo Corp.	106,120
65,000	OKUMA Corp.	403,118
3,100	Pal Co., Ltd.	89,409
50,900	Round One Corp.	204,084
10,600	Ryosan Co., Ltd.	246,610
2,800	San-A Co., Ltd.	122,302
6,000	Sankyu, Inc.	28,858
33,000	Sanyo Shokai, Ltd.	99,029
19,000	Saxa Holdings, Inc.	34,843
11,400	Ship Healthcare Holdings, Inc.	244,221
51,700	SKY Perfect JSAT Holdings, Inc.	241,768
17,300	Star Micronics Co., Ltd.	234,483
1,200	Sugi Holdings Co., Ltd.	53,616
54,000	Sumitomo Heavy Industries, Ltd.	212,012
10,850	Sumitomo Real Estate Sales Co., Ltd.	275,851
66,500	Takara Leben Co., Ltd.	323,728
50,000	Takuma Co., Ltd.	375,526
1,300	Tamron Co., Ltd.	23,591
13,300	Tatsuta Electric Wire and Cable Co., Ltd.	48,116
40,000	The Nisshin Oillio Group, Ltd.	144,375
12,100	Toppan Forms Co., Ltd.	142,822
16,000	Toyo Kanetsu KK	25,341
15,000	Tsugami Corp.	55,141
129,000	Ube Industries, Ltd.	223,665
5,400	Warabeya Nichiyo Co., Ltd.	93,492
2,600	Yamazen Corp.	21,348
5,000	Yuasa Trading Co., Ltd.	102,322
		10,503,927
Malaysia - 0.6%
32,400	Berjaya Sports Toto Bhd	22,702
456,300	Supermax Corp. Bhd	210,724
		233,426
Malta - 0.1%
362	Unibet Group PLC, SDR	30,275

Mexico - 1.2%
689,681	Consorcio ARA SAB de CV (a)	248,050
12,220	Industrias Bachoco SAB de CV, Class B	62,015

Shares	Security Description	Value

120,860	PLA Administradora Industrial S de RL de CV REIT	$220,487
		530,552
Netherlands - 1.4%
13,060	Arcadis NV	306,531
5,363	BE Semiconductor Industries NV	82,998
24,146	Delta Lloyd NV	202,436
		591,965
Norway - 1.6%
12,845	Aker ASA, Class A	223,307
61,032	Austevoll Seafood ASA	379,963
3,155	Salmar ASA	49,846
3,390	Veidekke ASA	37,929
		691,045
Panama - 0.5%
8,990	Banco Latinoamericano de Comerico Exterior SA, Class E	208,118

Portugal - 0.5%
95,550	Mota-Engil SGPS SA	202,751

Singapore - 1.1%
397,800	Keppel DC REIT	285,131
65,200	SATS, Ltd.	175,480
		460,611
South Korea - 3.2%
24,686	Bixolon Co., Ltd.	306,154
46	Crown Confectionery Co., Ltd.	30,853
888	Daou Technology, Inc.	21,876
71,279	DGB Financial Group, Inc.	631,426
5,609	Hyundai Securities Co., Ltd.	35,917
1,348	S&T Motiv Co., Ltd.	75,514
1,566	Silicon Works Co., Ltd.	43,467
12,595	SL Corp.	197,644
		1,342,851
Spain - 1.7%
3,886	Almirall SA	69,258
20,371	Ebro Foods SA	399,369
2,308	Gamesa Corp Tecnologica SA	31,928
42,064	NH Hotel Group SA (a)	224,671
		725,226
Sweden - 3.0%
14,412	Axfood AB	237,618
6,813	Clas Ohlson AB, Class B	104,190
1,976	Duni AB, Class A	29,038
1,376	Fastighets AB Balder, Class B (a)	26,106
38,677	Granges AB	250,686
5,292	Haldex AB	55,639
8,100	Holmen AB, Class B	226,937
4,589	Intrum Justitia AB	158,615
9,577	Mycronic AB	52,634
7,983	Nobia AB	97,380
6,502	Peab AB	45,095
		1,283,938
Switzerland - 2.1%
6,304	Aryzta AG (a)	266,947
774	Bucher Industries AG	166,300
432	Georg Fischer AG	244,900
2,030	Valiant Holding AG	234,535
		912,682
Taiwan - 4.5%
71,000	Ability Enterprise Co., Ltd. (a)	34,931

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2015

Shares	Security Description	Value

57,113	Airtac International Group	$300,937
123,012	Chicony Electronics Co., Ltd.	283,177
302,830	China Life Insurance Co., Ltd.	229,922
36,000	Elite Material Co., Ltd.	79,156
20,400	Faraday Technology Corp.	25,092
37,000	Getac Technology Corp.	23,429
62,000	Grand Pacific Petrochemical	28,338
624,328	King's Town Bank Co., Ltd.	442,732
16,000	Shin Zu Shing Co., Ltd.	48,154
17,000	Sitronix Technology Corp.	49,150
36,000	Taiwan FU Hsing Industrial Co., Ltd.	52,971
275,000	Teco Electric and Machinery Co., Ltd.	215,891
47,000	Test Research, Inc.	74,795
90,000	Zig Sheng Industrial Co., Ltd.	29,109
		1,917,784
Turkey - 1.0%
172,110	Tekfen Holding AS	237,797
423,547	Turkiye Sinai Kalkinma Bankasi AS	197,399
		435,196
United Kingdom - 13.9%
27,180	Amec Foster Wheeler PLC	294,600
70,960	Arrow Global Group PLC	300,565
3,600	Berendsen PLC	54,622
7,455	Betfair Group PLC	374,527
19,128	Bovis Homes Group PLC	291,384
49,140	Brewin Dolphin Holdings PLC	191,045
63,000	Cambian Group PLC	268,279
10,937	Dialog Semiconductor PLC (a)	437,145
1,613	Dignity PLC	58,025
18,774	Domino's Pizza Group PLC	252,195
65,000	Elementis PLC	219,470
129,967	Fenner PLC	323,911
4,796	Go-Ahead Group PLC	178,186
15,151	Greggs PLC	248,678
17,659	Halfords Group PLC	123,364
14,139	Kennedy Wilson Europe Real Estate PLC	243,404
60,026	McBride PLC	137,115
23,870	Michael Page International PLC	171,158
53,471	N Brown Group PLC	247,680
14,135	Novae Group PLC	184,960
35,865	Pace PLC	195,588
82,569	QinetiQ Group PLC	281,664
953	Renishaw PLC	29,064
170,703	Stock Spirits Group PLC	479,018
51,340	Tyman PLC	215,713
5,361	WS Atkins PLC	112,565
		5,913,925
Virgin Islands, British - 0.5%
334,696	Symphony International Holdings, Ltd.	225,083

Total Common Stock (Cost $44,851,190)		41,478,564

Shares	Security Description	Rate	Value

Preferred Stock - 0.3%
Brazil - 0.3%
65,100	Banco ABC Brasil SA (Cost $261,845)	0.40%	151,235

Shares	Security Description	Value

Rights - 0.0%
2,936	RHOEN-KLINIKUM AG (a) (Cost $-)	66

Shares	Security Description	Value

Money Market Fund - 1.9%
812,845	Short-Term Investments Trust Liquid Asset Portfolio, 0.01% (c) (Cost $812,845)	$812,845

Total Investments - 99.5% (Cost $45,925,880)*		$42,442,710
Other Assets & Liabilities, Net – 0.5%		192,477
Net Assets – 100.0%		$42,635,187

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $161,018 or 0.4% of net assets.
(c)	Variable rate security. Rate presented is as of September 30, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,069,334
Gross Unrealized Depreciation	(5,552,504)
Net Unrealized Depreciation	$(3,483,170)

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2015

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of September 30, 2015.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Australia	$1,439,512	$-	$-	$1,439,512
Austria	731,598	-	-	731,598
Belgium	474,124	-	-	474,124
Brazil	172,002	-	-	172,002
Canada	2,098,567	-	-	2,098,567
Cayman Islands	217,334	-	-	217,334
Chile	253,585	-	-	253,585
China	1,351,864	-	-	1,351,864
Denmark	772,493	-	-	772,493
Faroe Islands	27,861	-	-	27,861
France	894,487	-	-	894,487
Georgia	308,650	-	-	308,650
Germany	2,047,813	-	-	2,047,813
Gibraltar	157,598	-	-	157,598
Hong Kong	2,018,735	-	161,018	2,179,753
Ireland	380,298	-	-	380,298
Italy	1,761,670	-	-	1,761,670
Japan	10,503,927	-	-	10,503,927
Malaysia	233,426	-	-	233,426
Malta	30,275	-	-	30,275
Mexico	530,552	-	-	530,552
Netherlands	591,965	-	-	591,965
Norway	691,045	-	-	691,045
Panama	208,118	-	-	208,118
Portugal	202,751	-	-	202,751
Singapore	460,611	-	-	460,611
South Korea	1,342,851	-	-	1,342,851
Spain	725,226	-	-	725,226
Sweden	1,283,938	-	-	1,283,938
Switzerland	912,682	-	-	912,682
Taiwan	1,917,784	-	-	1,917,784
Turkey	435,196	-	-	435,196
United Kingdom	5,913,925	-	-	5,913,925
Virgin Islands, British	225,083	-	-	225,083
Preferred Stock
Brazil	151,235	-	-	151,235
Rights	66	-	-	66
Money Market Fund	-	812,845	-	812,845
Total Investments at Value	$41,468,847	$812,845	$161,018	$42,442,710

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2015

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Common Stock	Rights

Balance as of June 30, 2015	$223,907	$1,707
Sales	-	(1,778)
Realized Gain	-	1,778
Change in Unrealized Appreciation/Depreciation	(62,889)	(1,707)
Balance as of September 30, 2015	$161,018	$-
Net change in unrealized appreciation (depreciation) from investments held as of September 30, 2015	$(234,588)	$(1,707)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1 and Level 2 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2015

Shares	Security Description	Value

Common Stock - 94.4%
Consumer Discretionary - 19.4%
19,350	America's Car-Mart, Inc. (a)	$640,291
16,340	Build-A-Bear Workshop, Inc. (a)	308,663
6,915	Carmike Cinemas, Inc. (a)	138,922
13,850	Carriage Services, Inc.	299,022
10,000	Central Garden and Pet Co., Class A (a)	161,100
9,633	Chuy's Holdings, Inc. (a)	273,577
57,740	Crown Crafts, Inc.	474,045
17,900	Denny's Corp. (a)	197,437
9,300	Entercom Communications Corp., Class A (a)	94,488
21,147	Entravision Communications Corp., Class A	140,416
5,388	Ethan Allen Interiors, Inc.	142,297
12,900	Isle of Capri Casinos, Inc. (a)	224,976
10,000	K12, Inc. (a)	124,400
8,200	Liberty Tax, Inc.	190,978
5,900	MarineMax, Inc. (a)	83,367
19,313	MDC Partners, Inc., Class A	355,939
4,800	Nautilus, Inc. (a)	72,000
5,300	Perry Ellis International, Inc. (a)	116,388
9,850	Saga Communications, Inc., Class A	331,059
13,781	Sequential Brands Group, Inc. (a)	199,411
26,900	Skullcandy, Inc. (a)	148,757
16,400	Stoneridge, Inc. (a)	202,376
22,418	SunOpta, Inc. (a)	108,951
91,800	Tandy Leather Factory, Inc. (a)	682,992
6,200	The Marcus Corp.	119,908
6,800	Tower International, Inc. (a)	161,568
7,075	William Lyon Homes, Class A (a)	145,745
7,889	Winmark Corp.	811,936
12,700	ZAGG, Inc. (a)	86,233
		7,037,242
Consumer Staples - 4.6%
3,500	Calavo Growers, Inc.	156,240
4,759	Core-Mark Holding Co., Inc.	311,477
34,642	Inventure Foods, Inc. (a)	307,621
12,050	John B Sanfilippo & Son, Inc. (a)	617,683
16,682	Omega Protein Corp. (a)	283,093
		1,676,114
Energy - 2.1%
18,100	Natural Gas Services Group, Inc. (a)	349,330
24,350	Newpark Resources, Inc. (a)	124,672
33,159	PetroQuest Energy, Inc. (a)	38,796
8,907	PowerSecure International, Inc. (a)	102,609
2,700	REX American Resources Corp. (a)	136,674
		752,081
Financial Services - 15.4%
36,700	Arbor Realty Trust, Inc. REIT	233,412
57,250	Atlas Financial Holdings, Inc. (a)	1,059,125
12,800	Berkshire Hills Bancorp, Inc.	352,512
10,100	Cardinal Financial Corp.	232,401
9,750	Cass Information Systems, Inc.	479,017
1,678	Diamond Hill Investment Group, Inc.	312,175
7,000	Enterprise Financial Services Corp.	176,190
32,409	Everi Holdings, Inc. (a)	166,258
3,100	Financial Institutions, Inc.	76,818
8,500	First Defiance Financial Corp.	310,760
3,300	First Internet Bancorp	105,435
16,200	First Merchants Corp.	424,764
8,200	Heartland Financial USA, Inc.	297,578
16,300	MainSource Financial Group, Inc.	331,868

Shares	Security Description	Value

4,100	Old Line Bancshares, Inc.	$66,666
3,300	Piper Jaffray Cos. (a)	119,361
7,100	Premier Financial Bancorp, Inc.	101,104
29,964	Pzena Investment Management, Inc., Class A	266,680
4,800	Suffolk Bancorp	131,136
13,100	Summit Hotel Properties, Inc. REIT	152,877
8,200	Walker & Dunlop, Inc. (a)	213,856
		5,609,993
Health Care - 16.2%
27,350	Addus HomeCare Corp. (a)	851,953
21,300	Affymetrix, Inc. (a)	181,902
2,200	Almost Family, Inc. (a)	88,110
5,100	Ardelyx, Inc. (a)	88,128
8,011	Arrowhead Research Corp. (a)	46,143
23,148	BioDelivery Sciences International, Inc. (a)	128,703
2,100	BioSpecifics Technologies Corp. (a)	91,434
2,000	Blueprint Medicines Corp. (a)	42,680
2,200	Cambrex Corp. (a)	87,296
12,455	Capital Senior Living Corp. (a)	249,723
15,772	Corcept Therapeutics, Inc. (a)	59,303
5,105	Cynosure, Inc., Class A (a)	153,354
3,627	Dipexium Pharmaceuticals, Inc. (a)	50,778
2,470	Dynavax Technologies Corp. (a)	60,614
55,700	Enzo Biochem, Inc. (a)	176,569
5,000	Five Prime Therapeutics, Inc. (a)	76,950
14,912	Flamel Technologies SA, ADR (a)	243,215
21,100	Fortress Biotech, Inc. (a)	54,860
11,100	Genesis Healthcare, Inc. (a)	68,043
37,500	Harvard Bioscience, Inc. (a)	141,750
7,700	Heska Corp. (a)	234,696
5,100	Invitae Corp. (a)	36,822
3,841	Lexicon Pharmaceuticals, Inc. (a)	41,252
6,267	Natus Medical, Inc. (a)	247,233
34,168	NeoGenomics, Inc. (a)	195,783
28,400	Oncothyreon, Inc. (a)	77,816
11,673	Osiris Therapeutics, Inc. (a)	215,600
9,000	PharMerica Corp. (a)	256,230
5,723	Repligen Corp. (a)	159,386
30,900	Rigel Pharmaceuticals, Inc. (a)	76,323
16,300	SciClone Pharmaceuticals, Inc. (a)	113,122
10,462	SeaSpine Holdings Corp. (a)	169,484
5,657	Supernus Pharmaceuticals, Inc. (a)	79,368
5,225	Tracon Pharmaceuticals, Inc. (a)	51,048
10,300	Triple-S Management Corp., Class B (a)	183,443
12,300	Utah Medical Products, Inc.	662,601
4,135	Vascular Solutions, Inc. (a)	134,015
		5,875,730
Materials & Processing - 4.8%
19,450	Chase Corp.	766,136
14,100	Culp, Inc.	452,187
7,300	Installed Building Products, Inc. (a)	184,544
7,100	Olympic Steel, Inc.	70,645
2,300	Patrick Industries, Inc. (a)	90,827
9,600	Quanex Building Products Corp.	174,432
		1,738,771
Producer Durables - 15.9%
19,200	ACCO Brands Corp. (a)	135,744
5,900	Advanced Energy Industries, Inc. (a)	155,170
7,200	Ducommun, Inc. (a)	144,504
6,200	Encore Wire Corp.	202,554
3,732	FARO Technologies, Inc. (a)	130,620
51,900	Graham Corp.	916,035

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2015

Shares	Security Description	Value

2,189	Huron Consulting Group, Inc. (a)	$136,878
3,000	Lydall, Inc. (a)	85,470
9,681	Marten Transport, Ltd.	156,542
7,200	Modine Manufacturing Co. (a)	56,664
9,200	Resources Connection, Inc.	138,644
17,300	SP Plus Corp. (a)	400,495
14,300	Sykes Enterprises, Inc. (a)	364,650
19,900	Teekay Tankers, Ltd., Class A	137,310
12,150	Thermon Group Holdings, Inc. (a)	249,683
91,850	Transcat, Inc. (a)	892,782
10,008	Tutor Perini Corp. (a)	164,732
55,050	UFP Technologies, Inc. (a)	1,257,892
1,400	VSE Corp.	56,098
		5,782,467
Technology - 12.3%
69,750	American Software, Inc., Class A	657,045
16,406	CalAmp Corp. (a)	263,973
20,110	Callidus Software, Inc. (a)	341,669
61,300	Ciber Inc (a)	194,934
6,600	Comtech Telecommunications Corp.	136,026
5,000	DTS, Inc. (a)	133,500
22,975	Evolving Systems, Inc.	137,850
9,043	Infoblox, Inc. (a)	144,507
31,600	Limelight Networks, Inc. (a)	60,356
52,200	Mattson Technology, Inc. (a)	121,626
11,000	Mercury Systems, Inc. (a)	175,010
5,750	MOCON, Inc.	77,625
6,707	Monotype Imaging Holdings, Inc.	146,347
19,400	NeoPhotonics Corp. (a)	132,114
10,622	Newport Corp. (a)	146,052
12,137	PDF Solutions, Inc. (a)	121,370
17,495	Perficient, Inc. (a)	269,948
2,618	Proofpoint, Inc. (a)	157,918
3,544	Qualys, Inc. (a)	100,862
14,700	Rudolph Technologies, Inc. (a)	183,015
23,900	Sigma Designs, Inc. (a)	164,671
4,214	SPS Commerce, Inc. (a)	286,088
94,200	TeleCommunication Systems, Inc., Class A (a)	324,048
		4,476,554
Utilities - 3.7%
41,101	Boingo Wireless, Inc. (a)	340,316
46,306	inContact, Inc. (a)	347,758
12,700	Inteliquent, Inc.	283,591
15,950	Premiere Global Services, Inc. (a)	219,153
27,400	Vonage Holdings Corp. (a)	161,112
		1,351,930
Total Common Stock (Cost $34,975,781)		34,300,882

Investment Companies - 1.3%
3,775	PowerShares S&P SmallCap Health Care Portfolio (a)	245,677
3,723	SPDR S&P Biotech ETF	231,757
Total Investment Companies (Cost $415,167)		477,434

Money Market Fund - 3.8%
1,366,063	Short-Term Investments Trust Liquid Asset Portfolio, 0.01% (b) (Cost $1,366,063)	$1,366,063

Total Investments - 99.5% (Cost $36,757,011)*		$36,144,379
Other Assets & Liabilities, Net – 0.5%		187,685
Net Assets – 100.0%		$36,332,064

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of September 30, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,464,714
Gross Unrealized Depreciation	(4,077,346)
Net Unrealized Depreciation	$(612,632)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$34,778,316
Level 2 - Other Significant Observable Inputs	1,366,063
Level 3 - Significant Unobservable Inputs	-
Total	$36,144,379

The Level 1 value displayed in this table is Common Stock and Investment Companies. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by type.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	11/5/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	11/5/15

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	11/5/15